PROPERTY AND EQUIPMENT (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 36,384		$ 50,397	$ 89,084
Less: Accumulated depreciation	(36,162)		(49,782)	(84,809)
Property and equipment, net	222		615	4,275
Depreciation expense	393	2,668	3,430	5,325
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 36,384		$ 50,397	$ 89,084
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Life	2 years			2 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Life	10 years			10 years